SCHEDULE OF WEIGHTED AVERAGE AMORTIZATION PERIOD FOR INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, amortization	9 years 7 months 6 days
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, amortization	10 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, amortization	7 years 10 months 24 days